Long-term investments (Details) - Schedule of movement of equity method investment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Movement Of Equity Method Investment [Abstract]
Beginning balance	$ 2,142	$ 2,024	$ 1,839
Ending balance	2,040	2,142	2,024
Share of income in equity method investee	82	70	55
Exchange rate effect	$ (184)	$ 48	$ 130